OPERATING SEGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
External mineral sales	$ 59,434	$ 63,746
Exploration and evaluation expenses	13,053	9,524
Income (loss) before income taxes	(9,411)	2,756
Net income (loss)	(10,063)	1,290
Additions to non-current assets	1,196	19,623
Total assets	112,776	121,880
Total liabilities	40,120	40,739
Exploration [Member]
External mineral sales	0	0
Exploration and evaluation expenses	243	407
Income (loss) before income taxes	(3,032)	(1,491)
Net income (loss)	(3,032)	(1,491)
Additions to non-current assets	0	0
Total assets	2,427	2,568
Total liabilities	0	54
Corporate One [Member]
External mineral sales	0	0
Exploration and evaluation expenses	2,231	1,059
Income (loss) before income taxes	(4,226)	(6,201)
Net income (loss)	(5,029)	(6,733)
Additions to non-current assets	0	0
Total assets	62,008	61,273
Total liabilities	4,452	5,369
Guanajuato Mine Complex [Member]
External mineral sales	39,635	49,366
Exploration and evaluation expenses	1,456	2,606
Income (loss) before income taxes	1,028	10,865
Net income (loss)	1,120	9,997
Additions to non-current assets	959	2,122
Total assets	7,990	13,887
Total liabilities	5,995	5,867
Topia Mine [Member]
External mineral sales	19,799	14,380
Exploration and evaluation expenses	298	528
Income (loss) before income taxes	3,922	1,843
Net income (loss)	3,981	1,777
Additions to non-current assets	773	2,307
Total assets	12,813	14,102
Total liabilities	2,395	2,260
Coricancha Mining Complex [Member]
External mineral sales	0	0
Exploration and evaluation expenses	7,101	2,875
Income (loss) before income taxes	(7,103)	(2,260)
Net income (loss)	(7,103)	(2,260)
Additions to non-current assets	(536)	15,194
Total assets	27,538	30,050
Total liabilities	$ 27,278	$ 27,189